INCOME TAX EXPENSES (Tables)	12 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX PROVISION

The income tax provision consists of the following components:

	For the Years Ended March 31,
	2023	2024	2025
	US$	US$	US$

Current income tax	1,229,043	1,051,644	853,048
Over provision of current taxation in respect of prior year	(68,478)	(5,508)	(26,782)
Deferred income tax	(800)	(625)	(340)
	1,159,765	1,045,511	825,926

SCHEDULE OF RECONCILIATION OF TOTAL INCOME TAX RATE TO THE EFFECTIVE INCOME TAX RATE

The reconciliation of total income tax rate to the effective income tax rate based on income before income taxes for the years ended Mar 31, 2023, 2024 and 2025 are as follows:

	For the Years Ended March 31,
	2023	2024	2025
	US$	US$	US$

Income before tax expenses:	7,021,321	5,999,995	4,668,811

Tax at the domestic income tax rate	1,193,625	1,019,999	793,698
Tax effect of expenses that are not deductible in determining taxable profit	26,172	26,989	51,953
Non-taxable income	(11,340)	(26,850)	(21,389)
Current year loss for which deferred tax asset is not recognized	-	19,080	-
Tax exemption	(12,685)	(12,959)	(15,052)
Overprovision current taxation in respect of prior year	(68,478)	(5,508)	(26,782)
Under/(Over) provision of deferred tax assets for prior year	226	(102)	-
Change in valuation allowance	-	-	43,498
Others	32,245	24,862	-
	1,159,765	1,045,511	825,926